Other (Loss) Income	6 Months Ended
Jun. 30, 2014
Other Income and Expenses [Abstract]
Other (Loss) Income
13.	Other (Loss) Income

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	$	$	$	$
TIL stock purchase warrants received	—	—	6,839	—
Loss on bond repurchase	—	—	—	(1,759)
Volatile organic compound emission plant lease income	(166)	39	(67)	197
Impairment of marketable securities	—	(2,062)	—	(2,062)
Miscellaneous (loss) income	(568)	637	745	7,480

Other (loss) income	(734)	(1,386)	7,517	3,856